Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	125,064,325
Proposed Maximum Offering Price per Unit	1.585
Maximum Aggregate Offering Price	$ 198,226,955.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,375.14
Offering Note	The amount of shares registered represents an aggregate of 125,064,325 shares of common stock, par value $0.001 per share ("common stock"), of Ovid Therapeutics Inc. (the "Registrant") issued by the Registrant pursuant to a private placement on October 2, 2025, which includes (i) 57,722,000 shares of our common stock issued upon the automatic conversion the Series B convertible preferred stock, par value $0.001 per share on December 15, 2025, (ii) 38,481,325 shares of our common stock issuable upon the exercise of outstanding Series A Warrants, and (iii) 28,861,000 shares of our common stock issuable upon the exercise of outstanding Series B Warrants, in each case held by the selling stockholders named in the prospectus that forms a part of this registration statement (this "Registration Statement"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional number of shares of common stock as may be issuable as a result of stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this Registration Statement. The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) under the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the high and low sale price of the common stock, as reported on the Nasdaq Capital Market on December 10, 2025, which date is within five business days prior to filing this Registration Statement.